COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	At December 31, 2014, commitments for minimum rental payments were as follows:

For the twelve months ended:
December 31, 2015	$644,064
December 31, 2016	267,432
December 31, 2017	124,728
December 31, 2018	117,612
Thereafter	-
Total	$1,153,836